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                                THE GALAXY FUND
                                   ("GALAXY")
                          GALAXY ASSET ALLOCATION FUND
                           GALAXY EQUITY INCOME FUND
                         GALAXY GROWTH AND INCOME FUND
                          GALAXY STRATEGIC EQUITY FUND
                            GALAXY EQUITY VALUE FUND
                           GALAXY EQUITY GROWTH FUND
                             GALAXY GROWTH FUND II
                        GALAXY INTERNATIONAL EQUITY FUND
                          GALAXY SMALL CAP VALUE FUND
                        GALAXY SMALL COMPANY EQUITY FUND
                          GALAXY LARGE CAP VALUE FUND
                          GALAXY LARGE CAP GROWTH FUND
                                 (THE "FUNDS")

                                  TRUST SHARES

                         SUPPLEMENT DATED JULY 10, 2002
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2002

    THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

                                 *  *  *  *  *

1.  GALAXY ASSET ALLOCATION FUND

a. The third paragraph under the heading "The Fund's main investment strategies" on page 2 of the Prospectus is revised to read as follows:

      Debt securities purchased by the Fund generally will be of investment grade quality, which means that they will have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. ("Moody's"), or will be unrated securities determined by the Adviser to be of comparable quality. When deemed appropriate by the Adviser, however, the Fund may invest up to 10% of its net assets in non-investment grade debt securities, also known as "junk bonds."

b. The following paragraphs are added after the third paragraph under the heading "The Fund's main investment strategies" on page 2 of the Prospectus:

      The Fund may invest up to 25% of its net assets in foreign securities.

      The Fund may invest up to 10% of its net assets in exchange-traded funds, such as iShares-SM-. Exchange-traded funds are shares of investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ-Registered Trademark- National Market System. iShares, which are traded on the American Stock Exchange
      (AMEX), are shares of an investment company
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      that invests substantially all of its assets in securities included in specified indices, including the Morgan Stanley Capital International indices for various countries and regions.

      The Fund may invest up to 10% of its net assets in derivative instruments, such as options, futures and foreign currencies, for the purpose of hedging its portfolio.

c. The following sentence is added at the end of the bullet point entitled "Credit risk" under the heading "The main risks of investing in the Fund" on page 3 of the Prospectus:

      Generally, non-investment grade debt securities, i.e. junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade debt securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

d. The following bullet points are added to the section entitled "The main risks of investing in the Fund" on pages 3-4 of the Prospectus:

     - Foreign Investments -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks and bonds may be more volatile and less liquid than U.S. stocks and bonds.

     - Hedging -- The Fund may invest in derivatives, such as options, futures and foreign currencies, to hedge against market risk or the currency risk of its foreign investments. There's no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge.

     - iShares -- iShares were initially offered to the public in 1996 and have a limited operating history. Information is lacking regarding the actual performance and trading liquidity of iShares over extended periods or over complete market cycles. In addition, there is no assurance that the requirements of AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event that substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of the Fund's shares could also be substantially and adversely affected.

e. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 6 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

f. The following information supplements the information in the sidenote entitled "Portfolio managers" on page 6 of the Prospectus:

      Harvey B. Hirschhorn, CFA, has replaced Donald Jones as co-portfolio manager of the Fund. Mr. Hirschhorn has been associated with the Adviser and its affiliates since 1973 and is a Senior Vice President and Head of Active Asset Allocation and Strategy.

2.  GALAXY EQUITY INCOME FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 7 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of income-producing (dividend-paying) equity securities, primarily common stocks.

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b.  The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 10 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

3.  GALAXY GROWTH AND INCOME FUND

a. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 14 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

4.  GALAXY STRATEGIC EQUITY FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 15 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. equity securities, primarily common stock and securities that can be converted into common stock.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 18 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

5.  GALAXY EQUITY VALUE FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 19 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, mainly common stocks that the Adviser believes are undervalued.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 22 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

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6.  GALAXY EQUITY GROWTH FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 23 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broadly diversified portfolio of equity securities, primarily common stocks and securities that can be converted into common stocks.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 26 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

7.  GALAXY GROWTH FUND II

a. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 31 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

8.  GALAXY INTERNATIONAL EQUITY FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 32 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, primarily the equity securities of foreign issuers.

b. Oechsle International Advisors, LLC will no longer serve as the Fund's sub-adviser effective upon the expiration of its Sub-Advisory Agreement with the Fund's adviser, Fleet Investment Advisors Inc. (the "Adviser"), on August 10, 2002. As of such date, the Fund will be managed solely by the Adviser.

c. Effective August 10, 2002, the sidenote entitled "Portfolio managers" on page 36 of the Prospectus is revised to read as follows:

      The Fund's portfolio managers are Christopher Legallet and James M. McAlear. Mr. Legallet has been associated with the Adviser and its affiliates since 1997. From 1992 to 1997, Mr. Legallet was Managing Director and Portfolio Manager of Jupiter Asset Management (Asia Ltd.) in Hong Kong and from 1988 to 1992, he was Vice President of Asian equities at Solomon Inc. Mr. McAlear has been associated with the Adviser and its affiliates since 1992 and specializes in international portfolio management and research. He has over 30 years of investment experience.

d. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 36 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

9.  GALAXY SMALL CAP VALUE FUND

a. Effective July 31, 2002, the second sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 42 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies that have market capitalizations of $1.5 billion or less.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 45 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

10.  GALAXY SMALL COMPANY EQUITY FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 46 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities, primarily common stocks, of small companies that have market capitalizations of $1.5 billion or less.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 49 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

11.  GALAXY LARGE CAP VALUE FUND

a. Effective July 31, 2002, the first paragraph under the heading "The Fund's main investment strategies" on page 50 of the Prospectus is revised to read as follows:

      The Fund invests primarily (under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes) in the equity securities of established U.S. companies with large market capitalizations (in excess of $5 billion), mainly dividend-paying common stocks that the Adviser believes to be undervalued by the market.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 53 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

12.  GALAXY LARGE CAP GROWTH FUND

a. Effective July 31, 2002, the first paragraph under the heading "The Fund's main investment strategies" on page 54 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity securities, mainly common stocks, of U.S.

      companies with large market capitalizations (in excess of $5 billion), primarily those that demonstrate long-term earnings growth.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 57 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

13.  EXCHANGE PRIVILEGE

a. The following section is added immediately following the section entitled "How to invest in the Funds -- Buying and selling shares" on pages 62-63 of the
Prospectus:

        EXCHANGE PRIVILEGE

        Effective July 22, 2002, you may exchange Trust Shares of a Fund for Trust Shares of any other Galaxy Fund or for Class Z shares of any other fund that's underwritten by Liberty Funds Distributor, Inc. in which you have an existing account. Contact your financial institution or plan administrator for more information.

        Galaxy doesn't charge any fee for making exchanges but your financial institution might do so. You are generally limited to one exchange per month. Galaxy may change or cancel the exchange privilege with 60 days' advance written notice to shareholders.

14.  DIVIDENDS, DISTRIBUTIONS AND TAXES

On July 22, 2002, Liberty Funds Services, Inc., an affiliate of the Adviser, will begin serving as the Funds' transfer agent and dividend disbursing agent. As a result, effective as of such date, the options for handling dividends and distributions paid by the Funds are revised as set forth below:

a. The last sentence of the paragraph under the heading "Dividends, distributions and taxes -- Dividends and capital gains distributions" on page 64 of the Prospectus is deleted and replaced with the following:

        When you open your account, you or your financial institution or plan administrator on your behalf can choose one of the following options for handling dividends and distributions (to change the option selected, call 1-800-345-6611):

           - Reinvest all dividends and distributions in additional shares of your current Fund

           - Reinvest all dividends and distributions in shares of another Galaxy Fund or in shares of any other fund that's underwritten by Liberty Funds Distributor, Inc.

           - Receive dividends in cash (see options below) and reinvest capital gains

           - Receive all dividends and distributions in cash (with one of the following options):

               - send the check to your address of record

               - send the check to a third party address

               - transfer the money to your bank via electronic funds transfer

        If you do not indicate on your account application your preference for handling dividends and distributions, all of your dividends and distributions will be automatically reinvested in shares of your current Fund.

        Dividends and distributions of $10 or less will be automatically reinvested in additional Fund shares. If you elect to receive dividends and distributions by check and the check is returned as undeliverable, or if you do not cash a dividend or distribution check within six months of the check date, the dividend or distribution will be reinvested in additional shares of the Fund. All subsequent dividends and distributions will be reinvested in additional Fund shares.

15.  HOW TO REACH GALAXY

a. Effective July 22, 2002, the address and telephone number for contacting Galaxy to request copies of the Funds' annual and semi-annual reports and Statement of Additional Information (SAI) have been changed to:

                   The Galaxy Fund
                   c/o Liberty Funds Services, Inc.
                   P.O. Box 8081
                   Boston, MA 02266-8081
                   1-800-345-6611

SUPIPEQT (7/10/02)

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                                THE GALAXY FUND
                                   ("GALAXY")

                          GALAXY ASSET ALLOCATION FUND
                           GALAXY EQUITY INCOME FUND
                         GALAXY GROWTH AND INCOME FUND
                          GALAXY STRATEGIC EQUITY FUND
                            GALAXY EQUITY VALUE FUND
                           GALAXY EQUITY GROWTH FUND
                             GALAXY GROWTH FUND II
                        GALAXY INTERNATIONAL EQUITY FUND
                          GALAXY SMALL CAP VALUE FUND
                        GALAXY SMALL COMPANY EQUITY FUND
                          GALAXY LARGE CAP VALUE FUND
                          GALAXY LARGE CAP GROWTH FUND
                                 (THE "FUNDS")

                      RETAIL A SHARES AND RETAIL B SHARES

                         SUPPLEMENT DATED JULY 10, 2002
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2002

    THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

                                 *  *  *  *  *

1.  GALAXY ASSET ALLOCATION FUND

a. The third paragraph under the heading "The Fund's main investment strategies" on page 2 of the Prospectus is revised to read as follows:

      Debt securities purchased by the Fund generally will be of investment grade quality, which means that they will have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. ("Moody's"), or will be unrated securities determined by the Adviser to be of comparable quality. When deemed appropriate by the Adviser, however, the Fund may invest up to 10% of its net assets in non-investment grade debt securities, also known as "junk bonds."

b. The following paragraphs are added after the third paragraph under the heading "The Fund's main investment strategies" on page 2 of the Prospectus:

      The Fund may invest up to 25% of its net assets in foreign securities.

      The Fund may invest up to 10% of its net assets in exchange-traded funds, such as iShares-SM-. Exchange-traded funds are shares of investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ-Registered Trademark- National Market System. iShares, which are traded on the American Stock Exchange
      (AMEX), are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the Morgan Stanley Capital International indices for various countries and regions.

      The Fund may invest up to 10% of its net assets in derivative instruments, such as options, futures and foreign currencies, for the purpose of hedging its portfolio.

c. The following sentence is added at the end of the bullet point entitled "Credit risk" under the heading "The main risks of investing in the Fund" on pages 2-3 of the Prospectus:

      Generally, non-investment grade debt securities, i.e. junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade debt securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

d. The following bullet points are added to the section entitled "The main risks of investing in the Fund" on pages 2-3 of the Prospectus:

    - Foreign Investments -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks and bonds may be more volatile and less liquid than U.S. stocks and bonds.

    - Hedging -- The Fund may invest in derivatives, such as options, futures and foreign currencies, to hedge against market risk or the currency risk of its foreign investments. There's no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge.

    - iShares -- iShares were initially offered to the public in 1996 and have a limited operating history. Information is lacking regarding the actual performance and trading liquidity of iShares over extended periods or over complete market cycles. In addition, there is no assurance that the requirements of AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event that substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of the Fund's shares could also be substantially and adversely affected.

e. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 6 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

f. The following information supplements the information in the sidenote entitled "Portfolio managers" on page 7 of the Prospectus:

      Harvey B. Hirschhorn, CFA, has replaced Donald Jones as co-portfolio manager of the Fund. Mr. Hirschhorn has been associated with the Adviser and its affiliates since 1973 and is a Senior Vice President and Head of Active Asset Allocation and Strategy.

2.  GALAXY EQUITY INCOME FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 8 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of income-producing (dividend-paying) equity securities, primarily common stocks.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 10 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

3.  GALAXY GROWTH AND INCOME FUND

a. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 14 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

4.  GALAXY STRATEGIC EQUITY FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 16 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. equity securities, primarily common stock and securities that can be converted into common stock.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 18 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

5.  GALAXY EQUITY VALUE FUND

a. Effective as of July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 20 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, mainly common stocks that the Adviser believes are undervalued.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 23 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

6.  GALAXY EQUITY GROWTH FUND

a. Effective as of July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 25 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broadly diversified portfolio of equity securities, primarily common stocks and securities that can be converted into common stocks.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 28 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

7.  GALAXY GROWTH FUND II

a. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 33 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

8.  GALAXY INTERNATIONAL EQUITY FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 35 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, primarily the equity securities of foreign issuers.

b. Oechsle International Advisors, LLC will no longer serve as the Fund's sub-adviser effective upon the expiration of its Sub-Advisory Agreement with the Fund's adviser, Fleet Investment Advisors Inc. (the "Adviser"), on August 10, 2002. As of such date, the Fund will be managed solely by the Adviser.

c. Effective August 10, 2002, the sidenote entitled "Portfolio managers" on page 39 of the Prospectus is revised to read as follows:

      The Fund's portfolio managers are Christopher Legallet and James M. McAlear. Mr. Legallet has been associated with the Adviser and its affiliates since 1997. From 1992 to 1997, Mr. Legallet was Managing Director and Portfolio Manager of Jupiter Asset Management (Asia Ltd.) in Hong Kong and from 1988 to 1992, he was Vice President of Asian equities at Solomon Inc. Mr. McAlear has been associated with the Adviser and its affiliates since 1992 and specializes in international portfolio management and research. He has over 30 years of investment experience.

d. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 38 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

9.  GALAXY SMALL CAP VALUE FUND

a. Effective July 31, 2002, the second sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 46 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies that have market capitalizations of $1.5 billion or less.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 49 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

10.  GALAXY SMALL COMPANY EQUITY FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 51 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities, primarily common stocks, of small companies that have market capitalizations of $1.5 billion or less.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 54 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

11.  GALAXY LARGE CAP VALUE FUND

a. Effective July 31, 2002, the first paragraph under the heading "The Fund's main investment strategies" on page 56 of the Prospectus is revised to read as follows:

      The Fund invests primarily (under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes) in the equity securities of established U.S. companies with large market capitalizations (in excess of $5 billion), mainly dividend-paying common stocks that the Adviser believes to be undervalued by the market.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 59 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

12.  GALAXY LARGE CAP GROWTH FUND

a. Effective July 31, 2002, the first paragraph under the heading "The Fund's main investment strategies" on page 61 of the Prospectus is revised to read as follows:

      Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity securities, mainly common stocks, of U.S.

      companies with large market capitalizations (in excess of $5 billion), primarily those that demonstrate long-term earnings growth.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 63 of the Prospectus:

      Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
      (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

13.  HOW TO INVEST IN THE FUNDS

On July 22, 2002, Liberty Funds Services, Inc., an affiliate of the Adviser, will begin serving as the Funds' transfer agent and dividend disbursing agent. As a result, effective as of such date, certain of the procedures for buying, selling and exchanging shares of the Funds will change as set forth below:

                               HOW TO BUY SHARES

a. The telephone number for buying shares directly from Galaxy's distributor as set forth under the heading "Buying, selling and exchanging shares -- How to buy shares" on page 72 of the Prospectus has been changed to 1-800-345-6611.

b. The address to which completed account applications, checks and/or other materials should be mailed in connection with initial and subsequent investments in the Funds as set forth under the heading "Buying, selling and exchanging shares -- How to buy shares -- Buying by mail" on pages 72-73 of the Prospectus has been changed to:

                   The Galaxy Fund
                   c/o Liberty Funds Services, Inc.
                   P.O. Box 8081
                   Boston, MA 02266-8081

c. The following information replaces the sidenote entitled "Minimum investment amounts" on page 72 of the Prospectus:

      MINIMUM INVESTMENT AMOUNTS

      The minimum initial investment to open a Fund account is:

           - $1,000 for regular accounts

           - $25 for retirement plan accounts, such as IRA, SEP and Keogh Plan accounts

           - $25 for college savings accounts, including Coverdell Education Savings Accounts

      There is no minimum initial investment if you participate in the Automatic Investment Program. You can make additional investments for as little as $50. See GALAXY INVESTOR PROGRAMS below for information on other minimums for initial and additional investments.

d. The first two paragraphs under the heading "Buying, selling and exchanging shares -- How to buy shares -- Buying by wire" on page 73 of the Prospectus are revised to read as follows:

      You may make an initial or additional investment by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and wiring instructions.

      Before making an initial investment by wire, you must complete an account application and send it to The Galaxy Fund, c/o Liberty Funds
      Services, Inc., P.O. Box 8081, Boston, MA 02266-8081. Your order will not be effected until the completed account application is received by Galaxy. Call Galaxy's distributor at 1-800-345-6611 for an account application.

e. The following section is added following the section entitled "Buying, selling and exchanging shares -- Buying by wire" on page 73 of the Prospectus:

      BUYING BY ELECTRONIC FUNDS TRANSFER

      You can buy shares by electronically transferring money from your bank account to your Fund account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle. To be eligible to use this privilege, you must complete the appropriate section on the account application.

                               HOW TO SELL SHARES

a. The address to which written requests to sell shares of the Funds should be mailed as set forth under the heading "Buying, selling and exchanging shares -- How to sell shares -- Selling by mail" on page 74 of the Prospectus has been changed to:

                   The Galaxy Fund
                   c/o Liberty Funds Services, Inc.
                   P.O. Box 8081
                   Boston, MA 02266-8081

b. The first sentence under the heading "Buying, selling and exchanging shares -- Selling by phone" on page 74 of the Prospectus is deleted and replaced with the following:

      You can sell shares and request that a check be sent to your address of record by calling Galaxy's distributor at 1-800-422-3737, unless you have notified Galaxy of an address change within the previous 30 days. The dollar limit on telephone sales is $100,000 in a 30-day period. Certain restrictions apply to retirement plan accounts. For details, call 1-800-345-6611.

c. The first paragraph (including the bullet points) under the sidenote entitled "Signature guarantees" on page 74 of the Prospectus is deleted and replaced with the following:

      When selling your shares by mail, you must have your signature guaranteed.

d. The last sentence of the first paragraph under the heading "Buying, selling and exchanging shares -- How to sell shares -- Selling by wire" on page 74 of the Prospectus is deleted.

                             HOW TO EXCHANGE SHARES

a. The first sentence of the first paragraph under the heading "Buying, selling and exchanging shares -- How to exchange shares" on page 74 of the Prospectus is revised to read as follows:

      You may exchange Retail A Shares of a Fund for Retail A Shares of any other Galaxy Fund or for Class A shares of any other fund that's underwritten by Liberty Funds Distributor, Inc. in which you have an existing account.

b. The second paragraph under the heading "Buying, selling and exchanging shares -- How to exchange shares" on page 74 of the Prospectus is revised to read as follows:

      You may exchange Retail B Shares of a Fund for Retail B Shares of any other Galaxy Fund or for Class B shares of any other fund that's underwritten by Liberty Funds Distributor, Inc. You won't pay a CDSC when you exchange your Retail B Shares. However, when you sell the Retail B Shares or Class B shares you acquired in the exchange, you'll pay a CDSC based on the date you bought the Retail B Shares which you exchanged.

c. The section entitled "To exchange shares" under the heading "Buying, selling and exchanging shares -- How to exchange shares" on page 75 of the Prospectus is revised to read as follows:

      To exchange shares:

           - ask your financial adviser

           - call Galaxy's distributor at 1-800-422-3737

           - send your request in writing to:

                               The Galaxy Fund
                                c/o Liberty Funds Services, Inc.
                                P.O. Box 8081
                                Boston, MA 02266-8081

      Galaxy doesn't charge any fee for making exchanges, but your financial adviser might do so. You are generally limited to one exchange per month. Galaxy may change or cancel the exchange privilege with 60 days' advance written notice to shareholders.

                           OTHER TRANSACTION POLICIES

a. Add the following paragraph to the section entitled "Buying, selling and exchanging shares -- Other transaction policies" on page 75 of the Prospectus:

      If the value of your account falls below $1,000 (other than as a result of depreciation in the value of your Fund shares), you may be subject to an annual account fee of $10. This fee is deducted from the account in June of each year. Approximately 60 days prior to the date on which the fee is to be deducted from your account, the Fund's transfer agent will send you written notification of the fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted from your account.

5.  DIVIDENDS, DISTRIBUTIONS AND TAXES

Effective July 22, 2002, the options for handling dividends and distributions paid by the Funds are revised as set forth below:

a. The last sentence of the paragraph under the heading "Dividends, distributions and taxes -- Dividends and capital gains distributions" on page 76 of the Prospectus is deleted and replaced with the following:

      When you open your account, you can choose one of the following options for handling dividends and distributions (to change the option selected, call 1-800-345-6611):

           - Reinvest all dividends and distributions in additional shares of your current Fund

           - Reinvest all dividends and distributions in shares of another Galaxy Fund or in shares of any other fund that's underwritten by Liberty Funds Distributor, Inc.

           - Receive dividends in cash (see options below) and reinvest capital gains

           - Receive all dividends and distributions in cash (with one of the following options):

               - send the check to your address of record

               - send the check to a third party address

               - transfer the money to your bank via electronic funds transfer

      If you do not indicate on your account application your preference for handling dividends and distributions, all of your dividends and distributions will be automatically reinvested in shares of your current Fund.

      Dividends and distributions of $10 or less will be automatically reinvested in additional Fund shares. If you elect to receive dividends and distributions by check and the check is returned as undeliverable, or if you do not cash a dividend or distribution check within six months of the check date, the dividend or distribution will be reinvested in additional shares of the Fund. All subsequent dividends and distributions will be reinvested in additional Fund shares.

6.  GALAXY INVESTOR PROGRAMS

Effective July 22, 2002, certain features of the investor programs offered by Galaxy are revised as set forth below:

                          AUTOMATIC INVESTMENT PROGRAM

a. The last sentence under the heading "Other programs -- Automatic Investment Program" on page 78 of the Prospectus is revised to read as follows:

        The minimum investment is $50.

                           COLLEGE INVESTMENT PROGRAM

a. The first and third sentences in the paragraph under the heading "Other programs -- College Investment Program" on page 78 of the Prospectus are revised to read as follows:

        The minimum for initial and additional investments in the College investment program is $25...

        The minimum for initial and additional investments in a Coverdell Education Savings Account is $25.

                           SYSTEMATIC WITHDRAWAL PLAN

a. The first sentence of the first paragraph under the heading "Other programs -- Systematic Withdrawal Plan" on page 78 of the Prospectus is revised to read as follows:

        You can make regular withdrawals from your Fund account in a specified percentage or dollar amount every month, every quarter or every six months. In order to participate in the plan, you need a minimum account balance of $5,000 and you must have elected to have all dividends and distributions reinvested in additional shares.

                             NEW INVESTOR PROGRAMS

a. The following sections are added following the section entitled "Other programs -- Automatic Investment Program" on page 78 of the Prospectus:

      AUTOMATED DOLLAR COST AVERAGING

      You can purchase shares for your Fund account by exchanging $100 or more each month from another Galaxy Fund or from any fund of Galaxy Fund II that's underwritten by Liberty Funds Distributor, Inc. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may change the amount of the exchange by calling 1-800-345-6611. You must complete the appropriate section on the account application to be eligible to use this privilege.

      DIVIDEND DIVERSIFICATION

      You may automatically invest dividends distributed by another fund that's underwritten by Liberty Funds Distributor, Inc. in shares of the Funds. To invest your dividends in another fund, call 1-800-345-6611.

                              GENERAL INFORMATION

a. The telephone number (i) in the last paragraph under the heading "Retirement plans" and (ii) in the paragraph under the heading "Other programs" on page 78 of the Prospectus is changed to 1-800-799-7526.

b. The address to which to mail your instructions to cancel your participation in any of Galaxy's investor programs (other than the Direct deposit program) as set forth in the second to last paragraph under "Other programs" on page 78 of the Prospectus has been changed to:

                   The Galaxy Fund
                   c/o Liberty Funds Services, Inc.
                   P.O. Box 8081
                   Boston, MA 02266-8081

7.  HOW TO REACH GALAXY

Effective July 22, 2002, the methods for contacting Galaxy are revised as set forth below:

a. The telephone number in the paragraph under the heading "Galaxy shareholder services" on page 79 of the Prospectus has been changed to 1-800-345-6611.

b. The section entitled "InvestConnect" on page 79 of the Prospectus is deleted and replaced with the following:

      CUSTOMER CONNECTION

      Customer Connection is Galaxy's state-of-the-art automated telephone system. Call 1-800-345-6611 for automated access to your account. To be immediately directed to a representative, press "0". You can also sign up for our speech recognition system. If you are calling from outside the U.S., follow the instructions of your long distance carrier and then dial 1-303-337-6555.

c. The sidenote under the heading "Hearing impaired" on page 79 of the Prospectus is deleted.

d. The address and telephone number for contacting Galaxy to request copies of the Funds' annual and semi-annual reports and Statement of Additional Information (SAI) have been changed to:

                   The Galaxy Fund
                   c/o Liberty Funds Services, Inc.
                   P.O. Box 8081
                   Boston, MA 02266-8081
                   1-800-345-6611

SUPIPEQR (7/10/02)

                                THE GALAXY FUND
                                   ("GALAXY")

                          GALAXY ASSET ALLOCATION FUND
                         GALAXY GROWTH AND INCOME FUND
                           GALAXY EQUITY GROWTH FUND
                        GALAXY INTERNATIONAL EQUITY FUND
                          GALAXY SMALL CAP VALUE FUND
                         GALAXY HIGH QUALITY BOND FUND
                                 (THE "FUNDS")

                       PRIME A SHARES AND PRIME B SHARES

                         SUPPLEMENT DATED JULY 10, 2002
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2002

    THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

                                 *  *  *  *  *

1.  GALAXY ASSET ALLOCATION FUND

a. The third paragraph under the heading "The Fund's main investment strategies" on page 2 of the Prospectus is revised to read as follows:

        Debt securities purchased by the Fund generally will be of investment grade quality, which means that they will have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. ("Moody's"), or will be unrated securities determined by the Adviser to be of comparable quality. When deemed appropriate by the Adviser, however, the Fund may invest up to 10% of its net assets in non-investment grade debt securities, also known as "junk bonds."

b. The following paragraphs are added after the third paragraph under the heading "The Fund's main investment strategies" on page 2 of the Prospectus:

        The Fund may invest up to 25% of its net assets in foreign securities.

        The Fund may invest up to 10% of its net assets in exchange-traded funds, such as iShares-SM-. Exchange-traded funds are shares of investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ-Registered Trademark-National Market System. iShares, which are traded on the American Stock Exchange (AMEX), are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the Morgan Stanley Capital International indices for various countries and regions.

        The Fund may invest up to 10% of its net assets in derivative instruments, such as options, futures and foreign currencies, for the purpose of hedging its portfolio.

c. The following sentence is added at the end of the bullet point entitled "Credit risk" under the heading "The main risks of investing in the Fund" on page 3 of the Prospectus:

        Generally, non-investment grade debt securities, i.e. junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade debt securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

d. The following bullet points are added to the section entitled "The main risks of investing in the Fund" on pages 3-4 of the Prospectus:

    - Foreign Investments -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks and bonds may be more volatile and less liquid than U.S. stocks.

    - Hedging -- The Fund may invest in derivatives, such as options, futures and foreign currencies, to hedge against market risk or the currency risk of its foreign investments. There's no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge.

    - iShares -- iShares were initially offered to the public in 1996 and have a limited operating history. Information is lacking regarding the actual performance and trading liquidity of iShares over extended periods or over complete market cycles. In addition, there is no assurance that the requirements of AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event that substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of the Fund's shares could also be substantially and adversely affected.

e. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 6 of the Prospectus:

        Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
        (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

f. The following information supplements the information in the sidenote entitled "Portfolio managers" on page 7 of the Prospectus:

        Harvey B. Hirschhorn, CFA, has replaced Donald Jones as co-portfolio manager of the Fund. Mr. Hirschhorn has been associated with the Adviser and its affiliates since 1973 and is a Senior Vice President and Head of Active Asset Allocation and Strategy.

2.  GALAXY GROWTH AND INCOME FUND

a. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 11 of the Prospectus:

        Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
        (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

3.  GALAXY EQUITY GROWTH FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 13 of the Prospectus is revised to read as follows:

        Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broadly diversified portfolio of equity securities, primarily common stocks and securities that can be converted into common stocks.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 16 of the Prospectus:

        Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
        (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

4.  GALAXY INTERNATIONAL EQUITY FUND

a. Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 18 of the Prospectus is revised to read as follows:

        Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, primarily the equity securities of foreign issuers.

b. Oechsle International Advisors, LLC will no longer serve as the Fund's sub-adviser effective upon the expiration of its Sub-Advisory Agreement with the Fund's adviser, Fleet Investment Advisors Inc. (the "Adviser"), on August 10, 2002. As of such date, the Fund will be managed solely by the Adviser.

c. Effective August 10, 2002, the sidenote entitled "Portfolio managers" on page 23 of the Prospectus is revised to read as follows:

        The Fund's portfolio managers are Christopher Legallet and James M. McAlear. Mr. Legallet has been associated with the Adviser and its affiliates since 1997. From 1992 to 1997, Mr. Legallet was Managing Director and Portfolio Manager of Jupiter Asset Management (Asia Ltd.) in Hong Kong and from 1988 to 1992, he was Vice President of Asian equities at Solomon Inc. Mr. McAlear has been associated with the Adviser and its affiliates since 1992 and specializes in international portfolio management and research. He has over 30 years of investment experience.

d. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 22 of the Prospectus:

        Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
        (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

5.  GALAXY SMALL CAP VALUE FUND

a. Effective July 31, 2002, the second sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 31 of the Prospectus is revised to read as follows:

        Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies that have market capitalizations of $1.5 billion or less.

b. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 34 of the Prospectus:

        Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
        (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

6.  GALAXY HIGH QUALITY BOND FUND

a. Effective July 31, 2002, the name of the Fund is changed to "Galaxy Quality Plus Bond Fund."

b. Effective July 31, 2002, the third and fifth sentences of the fourth paragraph under the heading "The Fund's main investment strategies" on page 36 of the Prospectus are revised to read as follows:

        Substantially all of the Fund's investments (under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes) will be debt obligations of investment grade quality. ...The
        Fund expects that under normal circumstances at least 50% of its net assets plus any borrowings for investment purposes will be invested in high quality debt obligations that have one of the top two ratings assigned by S&P or Moody's or unrated securities determined by the Adviser to be of comparable quality.

c. The following information supplements the information in the section entitled "Fees and expenses of the Fund -- Annual Fund operating expenses" on page 40 of the Prospectus:

        Effective July 22, 2002, (i) a $10 annual fee will be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent and
        (ii) if you sell your shares, there will be a $7.50 charge for wiring the proceeds to your bank.

7.  HOW TO INVEST IN THE FUNDS

On July 22, 2002, Liberty Funds Services, Inc., an affiliate of the Adviser, will begin serving as the Funds' transfer agent and dividend disbursing agent. As a result, effective as of such date, certain of the procedures for exchanging shares of the Funds will change as set forth below:

                             HOW TO EXCHANGE SHARES

a. The first sentence of the first paragraph under the heading "Buying, selling and exchanging shares -- How to exchange shares" on page 49 of the Prospectus is revised to read as follows:

        You may exchange Prime A Shares of a Fund for Prime A Shares of any other Galaxy Fund or for Class A shares of any other fund that's underwritten by Liberty Funds Distributor, Inc. in which you have an existing account.

b. The second paragraph under the heading "Buying, selling and exchanging shares -- How to exchange shares" on page 49 of the Prospectus is revised to read as follows:

        You may exchange Prime B Shares of a Fund for Prime B Shares of any other Galaxy Fund or for Class B shares of any other fund that's underwritten by Liberty Funds Distributor, Inc. You won't pay a CDSC when you exchange your Prime B Shares. However, when you sell the Prime B Shares or Class B shares you acquired in the exchange, you'll pay a CDSC based on the date you bought the Prime B Shares which you exchanged.

                           OTHER TRANSACTION POLICIES

a. Add the following paragraph to the section entitled "Buying, selling and exchanging shares -- Other transaction policies" on pages 49-50 of the
Prospectus:

        If the value of your account falls below $1,000 (other than as a result of depreciation in the value of your Fund shares), you may be subject to an annual account fee of $10. This fee is deducted from the account in June of each year. Approximately 60 days prior to the date on which the fee is to be deducted from your account, the Fund's transfer agent will send you written notification of the fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted from your account.

8.  DIVIDENDS, DISTRIBUTIONS AND TAXES

Effective July 22, 2002, the options for handling dividends and distributions paid by the Funds are revised as set forth below:

a. The last sentence of the paragraph under the heading "Dividends, distributions and taxes -- Dividends and capital gains distributions" on page 51 of the Prospectus is deleted and replaced with the following:

When you open your account, you can choose one of the following options for handling dividends and distributions (to change the option selected, call your broker-dealer or 1-800-345-6611):

    - Reinvest all dividends and distributions in additional shares of your current Fund

    - Reinvest all dividends and distributions in shares of another Galaxy Fund or in shares of any other fund that's underwritten by Liberty Funds Distributor, Inc.

    - Receive dividends in cash (see options below) and reinvest capital gains

    - Receive all dividends and distributions in cash (with one of the following options):

       - send the check to your address of record

       - send the check to a third party address

       - transfer the money to your bank via electronic funds transfer

If you do not indicate on your account application your preference for handling dividends and distributions, all of your dividends and distributions will be automatically reinvested in shares of your current Fund.

Dividends and distributions of $10 or less will be automatically reinvested in additional Fund shares. If you elect to receive dividends and distributions by check and the check is returned as undeliverable, or if you do not cash a dividend or distribution check within six months of the check date, the dividend or distribution will be reinvested in additional shares of the Fund. All subsequent dividends and distributions will be reinvested in additional Fund shares.

9.  HOW TO REACH GALAXY

a. Effective July 22, 2002, the address and telephone number for contacting Galaxy to request copies of the Funds' annual and semi-annual reports and Statement of Additional Information (SAI) have been changed to:

                   The Galaxy Fund
                   c/o Liberty Funds Services, Inc.
                   P.O. Box 8081
                   Boston, MA 02266-8081
                   1-800-345-6611

SUPIPPRM (7/10/02)

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